Leases - Summary of Rights to Use Assets (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	€ 2,215
Closing balance	1,879		€ 2,215
Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	4,020	€ 4,920	4,920
Additions	8		91
Disposals	0		(41)
Transfers	0		(950)
Closing balance	4,028		4,020
Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(1,805)	(1,916)	(1,916)
Disposals	0		41
Transfers	0		950
Depreciation charge	(344)		(880)
Closing balance	(2,149)		(1,805)
Property [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	1,744
Closing balance	1,515		1,744
Property [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	3,025	3,001	3,001
Additions	0		24
Disposals	0		0
Transfers	0		0
Closing balance	3,025		3,025
Property [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(1,281)	(827)	(827)
Disposals	0		0
Transfers	0		0
Depreciation charge	(229)		(454)
Closing balance	(1,510)		(1,281)
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	213
Depreciation charge	(56)	(51)
Closing balance	165		213
Vehicles [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	454	429	429
Additions	8		67
Disposals	0		(41)
Transfers	0		0
Closing balance	462		454
Vehicles [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(241)	(165)	(165)
Disposals	0		41
Transfers	0		0
Depreciation charge	(56)		(117)
Closing balance	(297)		(241)
Plant and Equipments [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	258
Depreciation charge	(59)	(200)
Closing balance	199		258
Plant and Equipments [member] | Cost [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	541	1,491	1,491
Additions	0		0
Disposals	0		0
Transfers	0		(950)
Closing balance	541		541
Plant and Equipments [member] | Accumulated depreciation [member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	(283)	€ (924)	(924)
Disposals	0		0
Transfers	0		950
Depreciation charge	(59)		(309)
Closing balance	€ (342)		€ (283)